ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 1,742	$ 1,833
Other tax payable	50	55
Accrued staff disbursement	1,010	1,048
Deposit payable	25	27
Other current liabilities	8,137	6,406
Other accrued expenses	313	326
Total accrued expenses and other current liabilities	$ 11,277	$ 9,695